EARNINGS PER SHARE (Detail Textuals) (Stock Options, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	554,596	442,400	442,400	442,400
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price for the stock options	7.25
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price for the stock options	11.17